UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2011

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Zimmer Lucas Capital, LLC

Address:  535 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 28-10550

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart J. Zimmer
Title:  Managing Member
Phone:  212-440-0740


Signature, Place and Date of Signing:

/s/ Stuart J. Zimmer             New York, New York           August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:               98

Form 13F Information Table Value Total:               $1,161,493
                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number                 Name

1.         28-10735                            ZLP Master Utility Fund, Ltd.

2.         28-10775                            ZLP Master Opportunity Fund, Ltd.

3.         28-11923                            ZLP Fund, LP

                                                FORM 13F INFORMATION TABLE
                                                  Zimmer Lucas Capital, LLC
                                                       June 30, 2011
COLUMN 1                         COLUMN  2         COLUMN 3     COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8

                                 TITLE                          VALUE     SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE

AGL RES INC                      COM                001204106    11,195    275,000 SH           SHARED      1,2     275,000
ALLETE INC                       COM NEW            018522300    11,294    275,200 SH           SHARED      1,2     275,200
AMERICAN ELEC PWR INC            COM                025537101    32,593    865,000 SH           SHARED      1,2     865,000
ANADARKO PETE CORP               COM                032511107       768     10,000 SH           SHARED        2      10,000
APPROACH RESOURCES INC           COM                03834A103     4,874    215,000 SH           SHARED      2,3     215,000
ARCOS DORADOS HOLDINGS INC       SHS CLASS -A -     G0457F107       974     46,206 SH           SHARED        2      46,206
ATLAS ENERGY LP                  COM UNITS LP       04930A104     5,326    245,078 SH           SHARED        3     245,078
AVISTA CORP                      COM                05379B107     8,349    325,000 SH           SHARED      1,2     325,000
BARRETT BILL CORP                COM                06846N104    21,502    463,900 SH           SHARED      2,3     463,900
BERRY PETE CO                    CL A               085789105    22,957    432,100 SH           SHARED      2,3     432,100
BOINGO WIRELESS INC              COM                09739C102       136     15,000 SH           SHARED    1,2,3      15,000
BP PLC                           SPONSORED ADR      055622104       443     10,000 SH           SHARED        2      10,000
BRIGHAM EXPLORATION CO           COM                109178103    27,637    923,400 SH           SHARED      2,3     923,400
BUCKEYE PARTNERS L P             UNIT LTD PARTN     118230101     3,002     46,500 SH           SHARED        3      46,500
CABOT OIL & GAS CORP             COM                127097103    24,734    373,000    CALL      SHARED      2,3     373,000
CABOT OIL & GAS CORP             COM                127097103    43,946    662,729 SH           SHARED      2,3     662,729
CENTERPOINT ENERGY INC           COM                15189T107    21,285  1,100,000 SH           SHARED      1,2   1,100,000
CHESAPEAKE ENERGY CORP           COM                165167107     2,969    100,000    CALL      SHARED      2,3     100,000
CHESAPEAKE ENERGY CORP           COM                165167107    41,863  1,410,000 SH           SHARED      2,3   1,410,000
CIMAREX ENERGY CO                COM                171798101    20,201    225,000    CALL      SHARED      2,3     225,000
CLECO CORP NEW                   COM                12561W105    14,550    417,500 SH           SHARED      1,2     417,500
CMS ENERGY CORP                  COM                125896100     9,156    465,000 SH           SHARED      1,2     465,000
CONCHO RES INC                   COM                20605P101     9,185    100,000    CALL      SHARED      2,3     100,000
COPANO ENERGY L L C              COM UNITS          217202100     1,067     31,186 SH           SHARED        3      31,186
DUKE ENERGY CORP NEW             COM                26441C105    30,693  1,630,000 SH           SHARED      1,2   1,630,000
DUNCAN ENERGY PARTNERS LP        COM UNITS          265026104     5,844    135,092 SH           SHARED        3     135,092
EDISON INTL                      COM                281020107    40,106  1,035,000 SH           SHARED      1,2   1,035,000
EL PASO ELEC CO                  COM NEW            283677854    10,498    325,000 SH           SHARED      1,2     325,000
EL PASO PIPELINE PARTNERS L      COM UNIT LPI       283702108     6,755    194,400 SH           SHARED        3     194,400
ENBRIDGE ENERGY PARTNERS L P     COM                29250R106    11,115    369,646 SH           SHARED        3     369,646
ENSCO PLC                        SPONSORED ADR      29358Q109       533     10,000 SH           SHARED        2      10,000
EXELON CORP                      COM                30161N101    43,054  1,005,000 SH           SHARED      1,2   1,005,000
FIRSTENERGY CORP                 COM                337932107    22,097    500,500    CALL      SHARED      1,2     500,500
FIRSTENERGY CORP                 COM                337932107    17,525    396,940 SH           SHARED      1,2     396,940
GENON ENERGY INC                 COM                37244E107       157     40,800 SH           SHARED      1,2      40,800
GOODRICH PETE CORP               COM NEW            382410405       331     17,966 SH           SHARED      2,3      17,966
GULFPORT ENERGY CORP             COM NEW            402635304     2,331     78,500 SH           SHARED        2      78,500
HESS CORP                        COM                42809H107       897     12,000 SH           SHARED        2      12,000
INERGY L P                       UNIT LTD PTNR      456615103       354     10,000 SH           SHARED        3      10,000
ITC HLDGS CORP                   COM                465685105    40,363    562,395 SH           SHARED      1,2     562,395
KINDER MORGAN INC DEL            COM                49456B101     7,565    263,300 SH           SHARED        1     263,300
KODIAK OIL & GAS CORP            COM                50015Q100    10,433  1,808,187 SH           SHARED      2,3   1,808,187
KOSMOS ENERGY LTD                SHS                G5315B107     2,123    125,000 SH           SHARED    1,2,3     125,000
LACLEDE GROUP INC                COM                505597104     2,270     60,000 SH           SHARED      1,2      60,000
LONE PINE RES INC                COM                54222A106     6,836    643,695 SH           SHARED      2,3     643,695
MARKET VECTORS ETF TR            GOLD MINER ETF     57060U100       437      8,000 SH           SHARED        2       8,000
MARKWEST ENERGY PARTNERS L P     UNIT LTD PARTN     570759100    10,867    225,269 SH           SHARED        3     225,269
MGE ENERGY INC                   COM                55277P104     4,661    115,000 SH           SHARED      1,2     115,000
MV OIL TR                        TR UNITS           553859109       327      7,821 SH           SHARED        3       7,821
NEWFIELD EXPL CO                 COM                651290108    24,691    363,000 SH           SHARED      2,3     363,000
NEWFIELD EXPL CO                 COM                651290108     6,802    100,000    CALL      SHARED      2,3     100,000
NICOR INC                        COM                654086107       821     15,000 SH           SHARED      1,2      15,000
NISOURCE INC                     COM                65473P105    62,428  3,082,878 SH           SHARED    1,2,3   3,082,878
NORTHEAST UTILS                  COM                664397106    11,101    315,627 SH           SHARED      1,2     315,627
NORTHWEST NAT GAS CO             COM                667655104     6,995    155,000 SH           SHARED      1,2     155,000
NORTHWESTERN CORP                COM NEW            668074305     7,615    230,000 SH           SHARED      1,2     230,000
NRG ENERGY INC                   COM NEW            629377508     4,916    200,000    CALL      SHARED        1     200,000
NSTAR                            COM                67019E107       460     10,000 SH           SHARED      1,2      10,000
NUSTAR GP HOLDINGS LLC           UNIT RESTG LLC     67059L102     2,378     66,057 SH           SHARED        3      66,057
OASIS PETE INC NEW               COM                674215108     1,997     67,300 SH           SHARED      2,3      67,300
ONEOK INC NEW                    COM                682680103    11,180    151,056 SH           SHARED    1,2,3     151,056
PATRIOT COAL CORP                COM                70336T104     1,239     55,660 SH           SHARED      1,2      55,660
PEPCO HOLDINGS INC               COM                713291102       200     10,200    CALL      SHARED      1,2      10,200
PETROHAWK ENERGY CORP            COM                716495106     8,018    325,000    CALL      SHARED    1,2,3     325,000
PETROHAWK ENERGY CORP            COM                716495106    52,556  2,130,350 SH           SHARED      2,3   2,130,350
PETROLEUM DEV CORP               COM                716578109     3,650    122,027 SH           SHARED      2,3     122,027
PETROQUEST ENERGY INC            COM                716748108     2,514    358,147 SH           SHARED      2,3     358,147
PFIZER INC                       COM                717081103       412     20,000 SH           SHARED        2      20,000
PG&E CORP                        COM                69331C108    38,752    922,000 SH           SHARED      1,2     922,000
PINNACLE WEST CAP CORP           COM                723484101     3,121     70,000 SH           SHARED      1,2      70,000
PIONEER NAT RES CO               COM                723787107    33,110    369,652 SH           SHARED      2,3     369,652
PNM RES INC                      COM                69349H107     4,604    275,000 SH           SHARED      1,2     275,000
PORTLAND GEN ELEC CO             COM NEW            736508847     2,528    100,000 SH           SHARED      1,2     100,000
PPL CORP                         UNIT 99/99/9999    69351T601     2,245     40,000 SH           SHARED        2      40,000
PPL CORP                         COM                69351T106    63,303  2,274,639 SH           SHARED      1,2   2,274,639
PROGRESS ENERGY INC              COM                743263105     8,402    175,000 SH           SHARED      1,2     175,000
QUESTAR CORP                     COM                748356102     4,870    275,000 SH           SHARED      1,2     275,000
REX ENERGY CORPORATION           COM                761565100       514     50,000 SH           SHARED      2,3      50,000
ROSETTA RESOURCES INC            COM                777779307     7,333    142,270 SH           SHARED      2,3     142,270
SM ENERGY CO                     COM                78454L100    28,331    385,562 SH           SHARED      2,3     385,562
SOUTHERN CO                      COM                842587107     3,767     93,300 SH           SHARED      1,2      93,300
SOUTHERN UN CO NEW               COM                844030106    60,357  1,503,294 SH           SHARED    1,2,3   1,503,294
SOUTHWEST GAS CORP               COM                844895102     5,792    150,000 SH           SHARED      1,2     150,000
SPDR GOLD TRUST                  GOLD SHS           78463V107       511      3,500 SH           SHARED                3,500
SPDR S&P 500 ETF TRUST           TR UNIT            78462F103     6,599     50,000    CALL      SHARED        2      50,000
SPDR S&P 500 ETF TR              TR UNIT            78462F103    13,197    100,000    PUT       SHARED    1,2,3     100,000
SUNOCO LOGISTICS PRTNRS L P      COM UNITS          86764L108     1,860     21,586 SH           SHARED        3      21,586
TARGA RES CORP                   COM                87612G101     3,172     94,814 SH           SHARED      2,3      94,814
TARGA RESOURCES PARTNERS LP      COM UNIT           87611X105     4,570    128,365 SH           SHARED        3     128,365
TECO ENERGY INC                  COM                872375100     5,667    300,000 SH           SHARED      1,2     300,000
TESORO LOGISTICS LP              COM UNIT LP        88160T107     1,964     80,639 SH           SHARED        3      80,639
UGI CORP NEW                     COM                902681105     4,784    150,000 SH           SHARED      1,2     150,000
UIL HLDG CORP                    COM                902748102     1,456     45,000 SH           SHARED      1,2      45,000
ULTRA PETROLEUM CORP             COM                903914109     9,160    200,000    CALL      SHARED      2,3     200,000
UNITIL CORP                      COM                913259107       519     19,750 SH           SHARED      1,2      19,750
WILLIAMS COS INC DEL             COM                969457100       756     25,000 SH           SHARED        2      25,000
WISCONSIN ENERGY CORP            COM                976657106    10,973    350,000 SH           SHARED      1,2     350,000
YPF SOCIEDAD ANONIMA             SPON ADR CL D      984245100     1,126     25,000 SH           SHARED        2      25,000

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